Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense is comprised of:
Current income tax	$ 17,635	$ 1,869,437	$ 4,789,085
Deferred income tax expense (benefit)		885,311	(662,741)
Total	$ 17,635	$ 2,754,749	$ 4,121,338